Related Party Transactions - Schedule of Due from to Related Parties (Details) - USD ($)	Dec. 31, 2025		Sep. 30, 2025		Sep. 30, 2024
Customer properties with common control and management [Member]
Due from related parties
Due from related parties	$ 11,619	[1]	$ 5,267	[1],[2]	$ 139,416	[2]
Due to related parties
Due to related parties	14,937	[1]	4,605	[1],[2]	1,174,916	[2]
Entities with common control and management [Member]
Due from related parties
Due from related parties	412,769	[1]	378,310	[1],[2]	157,767	[2]
YRQ Irrevocable Trust [Member]
Due from related parties
Due from related parties					2,259,850
Related Party [Member]
Due from related parties
Due from related parties	424,388		383,577		2,557,033
Due to related parties
Due to related parties	26,937		16,605		1,304,916
Family member of former Chairman [Member]
Due to related parties
Due to related parties	$ 12,000		$ 12,000		$ 130,000

[1]	The Company or its subsidiaries have no ownership in the customer properties or related party entities as per the amounts above. To date, Collab CA has shared common control and management with these entities.
[2]	The Company or its subsidiaries have no ownership in the customer properties or related party entities as per the amounts above. To date, Collab CA has shared common control and management with these entities.